Interest and Other Financing Expense (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Disclosure of Interest and Other Financing Expense

	2023	2022	2021
Interest and other financing expense
Long-term debt	$627	$610	$681
Lease liabilities	64	60	62
Total interest and other financing expense	691	670	743
Total interest income and other	(55)	(121)	(32)
Net interest and other financing expense	$636	$549	$711